Loans and Allowance for Loan Losses (Details 9) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	6	7
Pre- Modification	[1]	$ 946	$ 536
Post- Modification	[1]	$ 938	$ 536
Commercial, financial, and agricultural
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	3	0
Pre- Modification	[1]	$ 773	$ 0
Post- Modification	[1]	$ 773	$ 0
Residential real estate | Mortgages
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	2	7
Pre- Modification	[1]	$ 118	$ 536
Post- Modification	[1]	$ 116	$ 536
Commercial real estate | Mortgages
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	[1]	1	0
Pre- Modification	[1]	$ 55	$ 0
Post- Modification	[1]	$ 49	$ 0

[1]	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.